Clients and other receivable (Tables)	6 Months Ended
Jun. 30, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Clients and other receivable as of June 30, 2018 and December 31, 2017, consist of the following:

	Balance as of June 30, 2018	Balance as of December 31, 2017
	($ in thousands)
Trade receivables	204,223	186,728
Tax receivables	29,685	39,607
Prepayments	12,927	6,375
Other accounts receivable	13,406	11,739
Total	260,241	244,449